Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 3 - Property and Equipment

Property and equipment, at cost, consist of the following:

	December 31,
	2011	2010
Storage equipment	$2,149,294	$1,613,359
Website and software	169,833	169,833
Furniture and fixtures	22,837	22,837
Computer hardware and software	91,687	84,592
Data Center	590,651	141,250
	3,024,302	2,031,771
Less: Accumulated depreciation	1,680,484	1,200,448
Net property and equipment	$1,343,818	$831,323

Depreciation expense for the years ended December 31, 2011 and 2010 was $480,036 and $287,065, respectively.